INVESTMENT SECURITIES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	€ 6,020
Gross Unrealized Gains	241
Gross unrealized (Losses)	(34)
Available-for-sale securities	6,227		€ 3,319	[1]		$ 7,125
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	28		111		€ 233
Gross realized losses on sales of available for sale securities	(26)		(15)		(44)
Net realized gains/(losses) on sales of available-for-sale securities	2	$ 2	96		189
Other-Than-Temporary-Impairment	(36)		(6)		(286)
Net gains / (losses) on investment securities	(34)	$ (39)	90		(97)
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less	851		841
Due from one to five years	3,841		1,245
Due from five to ten years	398		478
Due after ten years	585		483
Total debt securities	5,675		3,047
Equity securities and mutual fund units	345		249
Total	6,020		3,296
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less	851		860
Due from one to five years	3,854		1,155
Due from five to ten years	427		501
Due after ten years	692		538
Total debt securities	5,824		3,054
Equity securities and mutual fund units	403		265
Total	6,227		3,319
Greek government bonds
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	746		802
Gross Unrealized Gains	92		46
Gross unrealized (Losses)	(6)		(111)
Available-for-sale securities	832		737
Fair Value
Fair Value Less than 12 months	0		501
Fair Value 12 months or longer	108		0
Fair Value Total	108		501
Unrealized Losses
Unrealized Losses Less than 12 months	0		(111)
Unrealized losses over one year	(6)		0
Unrealized Losses Total	(6)		(111)
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	1		17		12
Gross realized losses on sales of available for sale securities	(12)		(8)		(3)
Debt securities issued by other governments and public sector entities
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	3,867		1,090
Gross Unrealized Gains	71		66
Gross unrealized (Losses)	(7)		(1)
Available-for-sale securities	3,931		1,155
Fair Value
Fair Value Less than 12 months	38		30
Fair Value 12 months or longer	256		40
Fair Value Total	294		70
Unrealized Losses
Unrealized Losses Less than 12 months	(1)		0
Unrealized losses over one year	(6)		(1)
Unrealized Losses Total	(7)		(1)
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	6		10		6
Gross realized losses on sales of available for sale securities	(3)		(3)		(3)
Other-Than-Temporary-Impairment	0		0		0
Corporate debt securities issued by companies incorporated in Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	143		398
Gross Unrealized Gains	1		31
Gross unrealized (Losses)	(5)		(27)
Available-for-sale securities	139		402
Fair Value
Fair Value Less than 12 months	37		72
Fair Value 12 months or longer	77		105
Fair Value Total	114		177
Unrealized Losses
Unrealized Losses Less than 12 months	(1)		(4)
Unrealized losses over one year	(4)		(23)
Unrealized Losses Total	(5)		(27)
Corporate debt securities issued by companies incorporated outside Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	219		319
Gross Unrealized Gains	11		15
Gross unrealized (Losses)	(7)		(12)
Available-for-sale securities	223		322
Fair Value
Fair Value Less than 12 months	1		1
Fair Value 12 months or longer	33		105
Fair Value Total	34		106
Unrealized Losses
Unrealized Losses Less than 12 months	0		(2)
Unrealized losses over one year	(8)		(10)
Unrealized Losses Total	(8)		(12)
Equity securities issued by companies incorporated in Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	57		35
Gross Unrealized Gains	8		9
Gross unrealized (Losses)	(5)		(3)
Available-for-sale securities	60		41
Fair Value
Fair Value Less than 12 months	20		9
Fair Value 12 months or longer	0		2
Fair Value Total	20		11
Unrealized Losses
Unrealized Losses Less than 12 months	(4)		(3)
Unrealized losses over one year	0		0
Unrealized Losses Total	(4)		(3)
Equity securities issued by companies incorporated outside Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	8		8
Gross Unrealized Gains	48		11
Gross unrealized (Losses)	0		0
Available-for-sale securities	56		19
Fair Value
Fair Value Less than 12 months	0		0
Fair Value 12 months or longer	0		0
Fair Value Total	0		0
Unrealized Losses
Unrealized Losses Less than 12 months	0		0
Unrealized losses over one year	0		0
Unrealized Losses Total	0		0
Mutual Fund units
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	280		205
Gross Unrealized Gains	10		5
Gross unrealized (Losses)	(3)		(5)
Available-for-sale securities	287		205
Fair Value
Fair Value Less than 12 months	73		66
Fair Value 12 months or longer	32		1
Fair Value Total	105		67
Unrealized Losses
Unrealized Losses Less than 12 months	(2)		(5)
Unrealized losses over one year	(1)		0
Unrealized Losses Total	(3)		(5)
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	6		39		49
Gross realized losses on sales of available for sale securities	(1)		(1)		0
Other-Than-Temporary-Impairment	(4)		0		0
Total available-for-sale securities
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost			3,296
Gross Unrealized Gains			183
Gross unrealized (Losses)			(160)
Available-for-sale securities	6,227		3,319
Fair Value
Fair Value Less than 12 months	580		722
Fair Value 12 months or longer	506		253
Fair Value Total	1,086		975
Unrealized Losses
Unrealized Losses Less than 12 months	(9)		(126)
Unrealized losses over one year	(25)		(34)
Unrealized Losses Total	(34)		(160)
Foreign Treasury Bills
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	229		270
Gross Unrealized Gains	0		0
Gross unrealized (Losses)	0		(1)
Available-for-sale securities	229		269
Fair Value
Fair Value Less than 12 months	0		43
Fair Value 12 months or longer	0		0
Fair Value Total	0		43
Unrealized Losses
Unrealized Losses Less than 12 months	0		(1)
Unrealized losses over one year	0		0
Unrealized Losses Total	0		(1)
Corporate Debt Securities
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	9		15		109
Gross realized losses on sales of available for sale securities	(2)		0		(15)
Other-Than-Temporary-Impairment	(24)		(1)		(11)
Equity securities
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	6		30		57
Gross realized losses on sales of available for sale securities	(8)		(3)		(23)
Other-Than-Temporary-Impairment	(8)		(5)		(275)
OTTI of Greek government bonds
Net Gains Losses On Available For Sale Securities [Abstract]
Other-Than-Temporary-Impairment	0		0		0
Greek Treasury Bills
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	471		169
Gross Unrealized Gains	0		0
Gross unrealized (Losses)	(1)		0
Available-for-sale securities	470		169
Fair Value
Fair Value Less than 12 months	411		0
Fair Value 12 months or longer	0		0
Fair Value Total	411		0
Unrealized Losses
Unrealized Losses Less than 12 months	(1)		0
Unrealized losses over one year	0		0
Unrealized Losses Total	(1)		0
Eurobank Ergasias Sa
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
Other-Than-Temporary-Impairment charges for all equity securities					274
Bank of Cyprus and Cyprus Popular Bank
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
Other-Than-Temporary-Impairment charges for all equity securities					6
Greek Banks
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
OTTI unrealized loss for longer than 12 months			23		€ 33
Major European and American Banks and Insurance Companies
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
OTTI unrealized loss for longer than 12 months			11
Corporate Debt Securities
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
Other-Than-Temporary-Impairment charges for all equity securities			1
Equity securities
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
Other-Than-Temporary-Impairment charges for all equity securities			5
Greek Governments Debt Securities
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
OTTI unrealized loss for Less than 12 months			€ 111
Foreign Government Debt Securities Turkey
Otti Charges For Available For Sale And Held To Maturity Securities Textual Details [Line Items]
OTTI unrealized loss for longer than 12 months	€ 11

[1]	Restated